Deferred tax (Tables)	12 Months Ended
Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Summary of Unrecognized Deferred Tax Assets

The Group has the following unrecognized deferred tax assets as at December 31, 2023:

	December 31,
	Gross	Gross
	2023	2022
	£000s
Trading Losses [1]	198,422	167,828
Share based payments	7,679	8,995
Capital losses	7,873	7,873
Total unrecognized deferred tax asset	213,974	184,696